CONVERTlBLE DEBENTURES AND DERlVATlVES LlABlLlTlES (Details Narrative)	Aug. 16, 2024 CAD ($) $ / shares
Convertlble Debentures And Derlvatlves Llabllltles
Unsecured convertible debentures amount	$ 3,008,374
Original issue discount	25.00%
Interest accrued	15.00%
Interest expense	$ 2,185,847
Common share, per share | $ / shares	$ 67.50